Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)




                                                June 2, 2006

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      The AllianceBernstein Pooling Portfolios -
                  AllianceBernstein Global Research Growth Portfolio and AllianceBernstein Global Value Portfolio
                  (File Nos. 333-120487 and 811-21673)


Ladies and Gentlemen:

     On behalf of the above-referenced Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus for the Portfolios that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Portfolios' registration statement. This post-effective amendment was filed electronically with the Securities and Exchange Commission on May 31, 2006.

                                                Sincerely,


                                                /s/ Nora L. Sheehan
                                                -------------------
                                                    Nora L. Sheehan


SK 00250 0453 674572